Other financial assets	12 Months Ended
Dec. 31, 2018
Other financial assets
Other financial assets

15 Other financial assets

	Debt securities
	Central and local government			Other		Equity	Other
	UK	US	Other	debt	Total	shares	loans	Total
2018	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	669	669	65	904	1,638
Fair value through other comprehensive income	17,192	11,767	11,329	5,306	45,594	483	—	46,077
Amortised cost	6,928	264	120	4,458	11,770	—	—	11,770
Total	24,120	12,031	11,449	10,433	58,033	548	904	59,485

2017
Designated as at fair value through profit or loss	—	—	—	—	—	134	56	190
Available-for-sale	17,656	8,461	11,454	6,110	43,681	287	—	43,968
Loans and receivables	—	—	—	3,643	3,643	—	—	3,643
Held-to-maturity	4,128	—	—	—	4,128	—	—	4,128
Total	21,784	8,461	11,454	9,753	51,452	421	56	51,929

Equity shares classified as fair value through other comprehensive income include the following entities and 2018 dividend income received; VISA Inc. £98 million (dividend of £1 million) and Tradeweb Markets LLC £89 million (dividend of £4 million).